ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Advance from customers	10,361	18,598	2,705
Other accrued expenses	26,876	21,764	3,164
Other tax payables	2,045	7,272	1,058

	39,282	47,634	6,927

Other accrued expenses represent accrue rental and overdue penalty interest (see Note 27).